SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 30, 2019
Shareholders' deficit		¥ (741,854,000)		¥ (1,652,006,000)		$ (106,561)
Net income		527,747,000	$ 75,805	611,758,000	¥ 539,545,000
Net cash used in the operating activities		26,291,000	$ 3,777	(228,368,000)	104,752,000
Cash and cash equivalents		¥ 122,149,000		¥ 41,441,000	¥ 606,097,000	$ 17,546
VIEs percentage of Group's consolidated revenue		96.00%	96.00%	100.00%	100.00%
VIEs percentage of consolidated total assets		52.00%	52.00%	100.00%
VIEs percentage of consolidated total liabilities		95.00%	95.00%	100.00%
Convenience translation rate per US$1.00		6.9618				6.9618
Value added tax rate				6.00%
Value added tax amount		¥ 168,763,000		¥ 298,720,000	¥ 273,785,000
Service fees		¥ 174,191,000		¥ 242,513,000	¥ 156,563,000
Weighted average investment period		8 months 9 days	8 months 9 days	8 months	8 months 21 days
Remaining performance obligations		¥ 137,313,000		¥ 222,735,000
Remaining performance obligations, percentage that will be recognized by the Group over the following 12 months		100.00%		92.00%		100.00%
Advertising expenses		¥ 26,985,000		¥ 25,994,000	¥ 21,828,000
Government grants		18,722,000		22,465,000	12,471,000
Minimum operating lease commitements		50,682,000		50,682,000
Employee defined contribution plan expense		¥ 65,076,000		51,611,000	82,053,000
Percentage of ownership interest		20.00%				20.00%
Current portion of lease liabilities		¥ 2,735,000
Weighted average discount rate		4.75%				4.75%
Right-of-use assets		¥ 37,215,000
Lease liabilities		35,215,000
Deferred Revenue		55,689,000		¥ 41,252,000	¥ 0
Weighted average expected net accumulative loss rates				11.20%	13.40%
SG Fintech Joint Stock Company
Business acquisition, percentage of voting interests acquired							24.90%
Investment income, net		¥ 378,000
Cash and Cash Equivalents [Member] | CHINA
Concentration risk, percentage		64.00%	64.00%
Cash and Cash Equivalents [Member] | Overseas
Concentration risk, percentage		36.00%	36.00%
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase		¥ 1
Effective time period of agreement		10 years	10 years
Post-origination service
Contract liability revenue recognised		¥ 4,902,000
Remaining performance obligations		¥ 182,026,000		¥ 222,735,000	¥ 171,000,000
Remaining performance obligations, percentage that will be recognized by the Group over the following 12 months		100.00%		92.00%	70.00%	100.00%
Deferred Revenue, Revenue Recognized		¥ 41,252,000
Post-origination service | Accrued Liabilities
Contract liabilities		0
Post-origination service | Other Current Liabilities
Contract liabilities				¥ 41,252,000
China United SME Guarantee Corporation
Unsecured loans facilitated subject to investor assurance program		¥ 2,544,000,000		¥ 1,233,000,000
Percentage of total loan volume facilitated		14.00%	14.00%	5.00%
Shenzhen Rongxinbao Non-financial Guarantee Co., Ltd.
Unsecured loans facilitated subject to investor assurance program		¥ 15,661,000,000		¥ 11,082,000,000
Percentage of total loan volume facilitated		86.00%	86.00%	47.00%
Selective unrelated third party individual investors
Investment amount	¥ 1,000,000
Unsecured loans facilitated subject to investor assurance program		¥ 2,727,000,000		¥ 2,727,000,000
Percentage of total loan volume facilitated		12.00%	12.00%	12.00%
Payment Guarantee [Member]
Guarantee obligations		¥ 487,216,000
CNY
Cash and cash equivalents				¥ 41,441,000
Variable Interest Entity, Primary Beneficiary
Unsecured loans facilitated subject to investor assurance program				¥ 8,632,000,000
Percentage of total loan volume facilitated				36.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE		100.00%	100.00%